LOAN PAYABLE - EQUIPMENT LOAN (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of loans payable
MassDev Loan		$ 1,275	$ 1,670
Less: current portion	$ (444)	(423)	(395)
Noncurrent portion of equipment loan	$ 516	$ 852	$ 1,275